UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Meeder Asset Management, Inc.
Address:  6125 Memorial Drive
          Dublin, OH 43017

Form 13F File Number:  028-01512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Dale W. Smith
Title:    Chief Financial Officer and Chief Investment Officer
Phone:    614-766-7000

Signature, Place, and Date of Signing:

      /s/ Dale W. Smith                 Dublin, OH                 1/12/2012
      -----------------                 ----------                 ---------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          349
                                         -----------

Form 13F Information Table Value Total:  $   119,342
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                  COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------------- ------------ --------- ----------- -------------------- ---------- -------- -----------------
                                                                                                                   VOTING AUTHORITY
                                         TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -----------------
            NAME OF ISSUER                CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
-------------------------------------- ------------ --------- ----------- ----------- --- ---- ---------- -------- ---- ------- ----
ABB Ltd                                Common Stock 000375204         679      36,035          Shared                    36,035
Abercrombie & Fitch Co                 Common Stock 002896207         152       3,120          Shared                     3,120
Advanced Micro Devices Inc             Common Stock 007903107         119      22,010          Shared                    22,010
AES Corp/The                           Common Stock 00130H105         720      60,812          Shared                    60,812
AGL Resources Inc                      Common Stock 001204106         128       3,022          Shared                     3,022
Airgas Inc                             Common Stock 009363102         225       2,880          Shared                     2,880
AK Steel Holding Corp                  Common Stock 001547108          91      11,000          Shared                    11,000
Akamai Technologies Inc                Common Stock 00971T101         717      22,224          Shared                    22,224
American Tower Corp                    Common Stock 029912201       1,099      18,312          Shared                    18,312
American Water Works Co Inc            Common Stock 030420103       1,653      51,878          Shared                    51,878
Apartment Investment & Management Co   Common Stock 03748R101         160       6,975          Shared                     6,975
Apollo Group Inc                       Common Stock 037604105         245       4,550          Shared                     4,550
Assurant Inc                           Common Stock 04621X108         192       4,670          Shared                     4,670
AT&T Inc                               Common Stock 00206R102       1,240      41,007          Shared                    41,007
AutoNation Inc                         Common Stock 05329W102         235       6,385          Shared                     6,385
Avery Dennison Corp                    Common Stock 053611109         122       4,240          Shared                     4,240
Bank of Montreal                       Common Stock 063671101         180       3,275          Shared                     3,275
Bemis Co Inc                           Common Stock 081437105         166       5,510          Shared                     5,510
Big Lots Inc                           Common Stock 089302103         223       5,895          Shared                     5,895
Cabot Oil & Gas Corp                   Common Stock 127097103         361       4,760          Shared                     4,760
CARBO Ceramics Inc                     Common Stock 140781105         598       4,847          Shared                     4,847
Cincinnati Financial Corp              Common Stock 172062101         173       5,670          Shared                     5,670
Cintas Corp                            Common Stock 172908105         224       6,440          Shared                     6,440
CMS Energy Corp                        Common Stock 125896100         213       9,665          Shared                     9,665
Compuware Corp                         Common Stock 205638109         128      15,430          Shared                    15,430
Constellation Brands Inc               Common Stock 21036P108         168       8,130          Shared                     8,130
Consumer Staples Select Sector SPDR
  Fund                                 Common Stock 81369Y308         979      30,125          Shared                    30,125
Consumer Staples Select Sector SPDR
  Fund                                 Common Stock 81369Y308       1,983      61,025          Shared                    61,025
Consumer Staples Select Sector SPDR
  Fund                                 Common Stock 81369Y308       3,420     105,250          Shared                   105,250
Consumer Staples Select Sector SPDR
  Fund                                 Common Stock 81369Y308       4,076     125,450          Shared                   125,450
Coventry Health Care Inc               Common Stock 222862104         207       6,810          Shared                     6,810
Dean Foods Co                          Common Stock 242370104         228      20,370          Shared                    20,370
DENTSPLY International Inc             Common Stock 249030107         184       5,260          Shared                     5,260
DeVry Inc                              Common Stock 251893103         144       3,750          Shared                     3,750
Diamond Offshore Drilling Inc          Common Stock 25271C102         148       2,680          Shared                     2,680
DR Horton Inc                          Common Stock 23331A109         190      15,100          Shared                    15,100
Dun & Bradstreet Corp/The              Common Stock 26483E100         164       2,190          Shared                     2,190
E*Trade Financial Corp                 Common Stock 269246401          90      11,252          Shared                    11,252
El Paso Corp                           Common Stock 28336L109                      00          Shared                         0
Energy Transfer Equity LP              Common Stock 29273V100         717      17,674          Shared                    17,674
EnerSys                                Common Stock 29275Y102         443      17,041          Shared                    17,041
Ensco PLC                              Common Stock 29358Q109         614      13,087          Shared                    13,087
Enterprise Products Partners LP        Common Stock 293792107       1,222      26,354          Shared                    26,354
EQT Corp                               Common Stock 26884L109         987      18,016          Shared                    18,016
Equifax Inc                            Common Stock 294429105         196       5,060          Shared                     5,060
Expedia Inc                            Common Stock 30212P303         104       3,590          Shared                     3,590
Federated Investors Inc                Common Stock 314211103         104       6,890          Shared                     6,890
First Horizon National Corp            Common Stock 320517105         122      15,282          Shared                    15,282
FirstEnergy Corp                       Common Stock 337932107         219       4,945          Shared                     4,945
FLIR Systems Inc                       Common Stock 302445101         152       6,050          Shared                     6,050
Fluor Corp                             Common Stock 343412102         434       8,645          Shared                     8,645
GameStop Corp                          Common Stock 36467W109         190       7,870          Shared                     7,870
Gannett Co Inc                         Common Stock 364730101         160      11,930          Shared                    11,930
General Electric Co                    Common Stock 369604103       1,085      60,565          Shared                    60,565
Goodyear Tire & Rubber Co/The          Common Stock 382550101         215      15,190          Shared                    15,190
H&R Block Inc                          Common Stock 093671105         247      15,130          Shared                    15,130
Harman International Industries Inc    Common Stock 413086109         148       3,890          Shared                     3,890
Health Care Select Sector SPDR Fund    Common Stock 81369Y209       1,481      42,700          Shared                    42,700
Health Care Select Sector SPDR Fund    Common Stock 81369Y209       2,830      81,575          Shared                    81,575
Health Care Select Sector SPDR Fund    Common Stock 81369Y209       4,607     132,800          Shared                   132,800
Health Care Select Sector SPDR Fund    Common Stock 81369Y209       5,517     159,025          Shared                   159,025
Helmerich & Payne Inc                  Common Stock 423452101         217       3,720          Shared                     3,720
Hormel Foods Corp                      Common Stock 440452100         206       7,020          Shared                     7,020
Integrys Energy Group Inc              Common Stock 45822P105         202       3,720          Shared                     3,720
International Flavors & Fragrances Inc Common Stock 459506101         170       3,235          Shared                     3,235
Interpublic Group of Cos Inc/The       Common Stock 460690100         165      16,975          Shared                    16,975
Iron Mountain Inc                      Common Stock 462846106         222       7,210          Shared                     7,210
iShares Barclays 10-20 Year Treasury
  Bond Fund                            Common Stock 464288653       1,097       8,250          Shared                     8,250
iShares Barclays Intermediate Credit
  Bond Fund                            Common Stock 464288638       2,511      23,425          Shared                    23,425
iShares iBoxx $ High Yield Corporate
  Bond Fund                            Common Stock 464288513       4,143      46,325          Shared                    46,325
iShares iBoxx Investment Grade
  Corporate Bond Fund                  Common Stock 464287242       2,622      23,050          Shared                    23,050
iShares JPMorgan USD Emerging Markets
  Bond Fund                            Common Stock 464288281       5,416      49,350          Shared                    49,350
iShares Russell 2000 Index Fund        Common Stock 464287655       1,403      19,025          Shared                    19,025
ITC Holdings Corp                      Common Stock 465685105         727       9,583          Shared                     9,583
Jabil Circuit Inc                      Common Stock 466313103         176       8,950          Shared                     8,950
Janus Capital Group Inc                Common Stock 47102X105          88      13,880          Shared                    13,880
JDS Uniphase Corp                      Common Stock 46612J507         130      12,442          Shared                    12,442
Kinder Morgan Energy Partners LP       Common Stock 494550106       1,092      12,857          Shared                    12,857
Leggett & Platt Inc                    Common Stock 524660107         182       7,915          Shared                     7,915
Lennar Corp                            Common Stock 526057104         188       9,590          Shared                     9,590
Lexmark International Inc              Common Stock 529771107         171       5,170          Shared                     5,170
LSI Corp                               Common Stock 502161102         179      30,060          Shared                    30,060
MarkWest Energy Partners LP            Common Stock 570759100       1,123      20,397          Shared                    20,397
Masco Corp                             Common Stock 574599106         149      14,220          Shared                    14,220
MDU Resources Group Inc                Common Stock 552690109       1,319      61,484          Shared                    61,484
MeadWestvaco Corp                      Common Stock 583334107         206       6,890          Shared                     6,890
MEMC Electronic Materials Inc          Common Stock 552715104          63      15,980          Shared                    15,980
Meredith Corp                          Common Stock 589433101         170       5,195          Shared                     5,195
MetroPCS Communications Inc            Common Stock 591708102         124      14,260          Shared                    14,260
Molex Inc                              Common Stock 608554101         189       7,925          Shared                     7,925
Monster Worldwide Inc                  Common Stock 611742107          61       7,630          Shared                     7,630
NASDAQ OMX Group Inc/The               Common Stock 631103108         186       7,590          Shared                     7,590
National Fuel Gas Co                   Common Stock 636180101       1,436      25,831          Shared                    25,831
National Grid PLC                      Common Stock 636274300       1,130      23,300          Shared                    23,300
NII Holdings Inc                       Common Stock 62913F201         622      29,205          Shared                    29,205
NiSource Inc                           Common Stock 65473P105         243      10,210          Shared                    10,210
NiSource Inc                           Common Stock 65473P105       2,890     121,385          Shared                   121,385
Northeast Utilities                    Common Stock 664397106         724      20,068          Shared                    20,068
Novellus Systems Inc                   Common Stock 670008101         230       5,570          Shared                     5,570
NRG Energy Inc                         Common Stock 629377508         167       9,210          Shared                     9,210
ONEOK Inc                              Common Stock 682680103         662       7,639          Shared                     7,639
Owens-Illinois Inc                     Common Stock 690768403         114       5,870          Shared                     5,870
Patterson Cos Inc                      Common Stock 703395103         173       5,875          Shared                     5,875
People's United Financial Inc          Common Stock 712704105         165      12,860          Shared                    12,860
Pepco Holdings Inc                     Common Stock 713291102         200       9,860          Shared                     9,860
PerkinElmer Inc                        Common Stock 714046109         139       6,970          Shared                     6,970
Pinnacle West Capital Corp             Common Stock 723484101         209       4,340          Shared                     4,340
Pitney Bowes Inc                       Common Stock 724479100         138       7,440          Shared                     7,440
Powershares QQQ Trust Series 1         Common Stock 73935A104       3,318      59,425          Shared                    59,425
Powershares QQQ Trust Series 1         Common Stock 73935A104       5,439      97,425          Shared                    97,425
Powershares QQQ Trust Series 1         Common Stock 73935A104       6,567     117,630          Shared                   117,630
PulteGroup Inc                         Common Stock 745867101         151      23,943          Shared                    23,943
QLogic Corp                            Common Stock 747277101         159      10,575          Shared                    10,575
QUALCOMM Inc                           Common Stock 747525103       1,196      21,869          Shared                    21,869
Quanta Services Inc                    Common Stock 74762E102         195       9,030          Shared                     9,030
Questar Corp                           Common Stock 748356102       1,595      80,333          Shared                    80,333
RadioShack Corp                        Common Stock 750438103          95       9,745          Shared                     9,745
Robert Half International Inc          Common Stock 770323103         167       5,880          Shared                     5,880
Rowan Cos Inc                          Common Stock 779382100         157       5,160          Shared                     5,160
RR Donnelley & Sons Co                 Common Stock 257867101         149      10,310          Shared                    10,310
Ryder System Inc                       Common Stock 783549108         182       3,420          Shared                     3,420
SAIC Inc.                              Common Stock 78390X101         140      11,360          Shared                    11,360
SCANA Corp                             Common Stock 80589M102         200       4,430          Shared                     4,430
Scripps Networks Interactive Inc       Common Stock 811065101         147       3,470          Shared                     3,470
Sealed Air Corp                        Common Stock 81211K100         122       7,075          Shared                     7,075
Sears Holdings Corp                    Common Stock 812350106          78       2,440          Shared                     2,440
Snap-on Inc                            Common Stock 833034101         161       3,180          Shared                     3,180
SPDR Barclays Capital High Yield Bond
  ETF                                  Common Stock 78464A417       4,093     106,450          Shared                   106,450
Spectra Energy Corp                    Common Stock 847560109         828      26,919          Shared                    26,919
Sunoco Inc                             Common Stock 86764P109         183       4,470          Shared                     4,470
SUPERVALU Inc                          Common Stock 868536103         152      18,690          Shared                    18,690
TECO Energy Inc                        Common Stock 872375100         194      10,110          Shared                    10,110
Telephone & Data Systems Inc           Common Stock 879433100         753      29,075          Shared                    29,075
Tellabs Inc                            Common Stock 879664100         107      26,565          Shared                    26,565
Tenet Healthcare Corp                  Common Stock 88033G100         138      26,915          Shared                    26,915
Teradyne Inc                           Common Stock 880770102         175      12,820          Shared                    12,820
Tesoro Corp                            Common Stock 881609101         227       9,710          Shared                     9,710
Titanium Metals Corp                   Common Stock 888339207         157      10,480          Shared                    10,480
Torchmark Corp                         Common Stock 891027104         196       4,510          Shared                     4,510
Total System Services Inc              Common Stock 891906109         229      11,690          Shared                    11,690
TripAdvisor Inc                        Common Stock 896945201          91       3,590          Shared                     3,590
Turkcell Iletisim Hizmetleri AS        Common Stock 900111204         381      32,371          Shared                    32,371
Tyson Foods Inc                        Common Stock 902494103         216      10,460          Shared                    10,460
Ultra Petroleum Corp                   Common Stock 903914109         249       8,388          Shared                     8,388
Urban Outfitters Inc                   Common Stock 917047102         139       5,040          Shared                     5,040
Veolia Environnement SA                Common Stock 92334N103         308      27,834          Shared                    27,834
Verizon Communications Inc             Common Stock 92343V104         730      18,205          Shared                    18,205
Vodafone Group PLC                     Common Stock 92857W209       1,042      37,165          Shared                    37,165
Washington Post Co/The                 Common Stock 939640108         153         405          Shared                       405
Wells Fargo & Co                       Common Stock 929903201                   1,700          Shared                     1,700
Williams Cos Inc/The                   Common Stock 969457100       1,275      38,615          Shared                    38,615
Zions Bancorporation                   Common Stock 989701107         121       7,440          Shared                     7,440
Abercrombie & Fitch Co-Cl A            Common Stock 002896207          20         407          Shared                       407
Advanced Micro Devices                 Common Stock 007903107          20       3,767          Shared                     3,767
AGL Resources                          Common Stock 001204106          44       1,051          Shared                     1,051
Airgas Inc.                            Common Stock 009363102          31         392          Shared                       392
AK Steel Holding Corporation           Common Stock 001547108           3         370          Shared                       370
Alliant Energy Corporation             Common Stock 018802108         164       3,714          Shared                     3,714
Altria Group                           Common Stock 02209S103         165       5,554          Shared                     5,554
Ambac Financial Group Inc              Common Stock 023139108                     127          Shared                       127
American Capital Agency Corp           Common Stock 02503X105          11         400          Shared                       400
American Capital Strategies Ltd.       Common Stock 02503Y103           6         932          Shared                       932
American Electric Power                Common Stock 025537101           5         125          Shared                       125
American Water Works Co Inc            Common Stock 030420103         170       5,329          Shared                     5,329
Annaly Capital Management              Common Stock 035710409          34       2,135          Shared                     2,135
Apartment Investment & Management
  Company                              Common Stock 03748R101          22         948          Shared                       948
Apollo Group Inc                       Common Stock 037604105          45         828          Shared                       828
Apollo Investment Corp                 Common Stock 03761U106           3         500          Shared                       500
Apple, Inc.                            Common Stock 037833100          30          75          Shared                        75
Ares Capital Corp                      Common Stock 04010L103          22       1,400          Shared                     1,400
Ascena Retail Group, Inc               Common Stock 04351G101           3          94          Shared                        94
Assurant Inc.                          Common Stock 04621X108          26         626          Shared                       626
AutoNation Inc.                        Common Stock 05329W102          31         852          Shared                       852
Avery Dennison Corporation             Common Stock 053611109          16         566          Shared                       566
Bank of Montreal                       Common Stock 063671101          24         437          Shared                       437
Bemis Company                          Common Stock 081437105          22         725          Shared                       725
Big Lots Inc                           Common Stock 089302103          30         782          Shared                       782
Bristol-Myers Squibb                   Common Stock 110122108         118       3,359          Shared                     3,359
Cablevision Systems                    Common Stock 12686C109          18       1,265          Shared                     1,265
Cabot Oil and Gas Corporation          Common Stock 127097103          67         878          Shared                       878
Cardinal Health Inc                    Common Stock 14149Y108           2          50          Shared                        50
Cardiovascular Systems, Inc.-
  Certificate                          Common Stock 141619106         210      21,356          Shared                    21,356
Carefusion Corp                        Common Stock 14170T101           1          25          Shared                        25
Celgene Corporation                    Common Stock 151020104          86       1,270          Shared                     1,270
ChevronTexaco Corp                     Common Stock 166764100         177       1,659          Shared                     1,659
Chimeral Investment Corporation        Common Stock 16934Q109           3       1,000          Shared                     1,000
China Marine Food Group Ltd            Common Stock 16943R106           1       1,000          Shared                     1,000
China Shen Zou Mng & Res Inc.          Common Stock 16942H109                     200          Shared                       200
Cincinnati Financial Corp              Common Stock 172062101         160       5,242          Shared                     5,242
Cintas Corporation                     Common Stock 172908105          30         849          Shared                       849
CMS Energy Corp                        Common Stock 125896100          28       1,280          Shared                     1,280
Computer Sciences Corp                 Common Stock 205363104           8         345          Shared                       345
Compuware                              Common Stock 205638109          17       2,089          Shared                     2,089
ConocoPhillips                         Common Stock 20825C104         205       2,808          Shared                     2,808
Consolidated Edison Inc.               Common Stock 209115104         115       1,862          Shared                     1,862
Constellation Brands Inc.              Common Stock 21036P108          23       1,093          Shared                     1,093
Coventry Health Care Inc               Common Stock 222862104          27         902          Shared                       902
D.R. Horton Inc                        Common Stock 23331A109          25       2,007          Shared                     2,007
Dean Foods Company                     Common Stock 242370104          30       2,721          Shared                     2,721
DENTSPLY International Inc             Common Stock 249030107          33         946          Shared                       946
Developers Diversified Realty
  Corporation                          Common Stock 23317H102           1          75          Shared                        75
DeVry, Inc.                            Common Stock 251893103          19         498          Shared                       498
Diamond Hill Investment Group          Common Stock 25264R207         285       3,850          Shared                     3,850
Diamond Offshore Drilling              Common Stock 25271C102          25         448          Shared                       448
DTE Energy Company                     Common Stock 233331107         154       2,821          Shared                     2,821
Du Pont (e.i.) De Nemours              Common Stock 263534109         140       3,060          Shared                     3,060
Dun & Bradstreet Corp                  Common Stock 26483E100          20         268          Shared                       268
Eastman Chemical Company               Common Stock 277432100         183       4,694          Shared                     4,694
EFTS Silver TR Silver Shares           Common Stock 26922X107           2          70          Shared                        70
Equifax Inc                            Common Stock 294429105          25         656          Shared                       656
E-Trade Financial Corporation          Common Stock 269246401          12       1,506          Shared                     1,506
Expedia Inc.                           Common Stock 30212P303          19         653          Shared                       653
Federated Investors Inc                Common Stock 314211103          14         913          Shared                       913
First China Pharmaceutical Group, Inc. Common Stock 31948N109                   1,000          Shared                     1,000
First Horizon National Corporation     Common Stock 320517105          17       2,070          Shared                     2,070
First Merchants Corp                   Common Stock 320817109          28       3,348          Shared                     3,348
First Solar Inc                        Common Stock 336433107          18         545          Shared                       545
FirstEnergy Corp.                      Common Stock 337932107          29         654          Shared                       654
FLIR Systems Inc                       Common Stock 302445101          26       1,023          Shared                     1,023
Gamestop Corp.                         Common Stock 36467W109          25       1,030          Shared                     1,030
Gannett Company Inc                    Common Stock 364730101          21       1,601          Shared                     1,601
Genworth Financial Inc                 Common Stock 37247D106          18       2,790          Shared                     2,790
Goodyear Tire & Rubber                 Common Stock 382550101          29       2,043          Shared                     2,043
Google Inc.                            Common Stock 38259P508          26          40          Shared                        40
H&R Block Inc                          Common Stock 093671105          45       2,742          Shared                     2,742
Harman International Industries Inc    Common Stock 413086109          20         524          Shared                       524
Hasbro Inc                             Common Stock 418056107           7         210          Shared                       210
Health Care Property Investors Inc.    Common Stock 40414L109         153       3,690          Shared                     3,690
Helmerich & Payne                      Common Stock 423452101          39         676          Shared                       676
Honeywell International Inc            Common Stock 438516106         142       2,605          Shared                     2,605
Hormel Foods Corporation               Common Stock 440452100          37       1,268          Shared                     1,268
HSN Inc.                               Common Stock 404303109           1          19          Shared                        19
Hudson City Bancorp Inc                Common Stock 443683107          18       2,905          Shared                     2,905
Hugoton Royalty Trust                  Common Stock 444717102           9         500          Shared                       500
Huntington Bancshares Inc              Common Stock 446150104          51       9,364          Shared                     9,364
Integrys Energy Group Inc.             Common Stock 45822P105          26         477          Shared                       477
Intel Corp                             Common Stock 458140100         123       5,075          Shared                     5,075
Interval Leisure Group Inc             Common Stock 46113M108                      19          Shared                        19
Intl Flavors & Fragrances              Common Stock 459506101          23         442          Shared                       442
Iron Mountain Inc                      Common Stock 462846106          40       1,310          Shared                     1,310
iShares 1000 Growth Index Fund         Common Stock 464287614           9         154          Shared                       154
iShares DJ Select Dividend Index       Common Stock 464287168           8         150          Shared                       150
iShares MSCI EAFE Index Fund           Common Stock 464287465           5         101          Shared                       101
iShares Russell 1000 Value Index Fund  Common Stock 464287598           8         132          Shared                       132
iShares Russell 2000 Growth Index Fund Common Stock 464287648           2          21          Shared                        21
iShares Russell Mid Cap Value Index    Common Stock 464287473           2          36          Shared                        36
iShares Russell Midcap Growth          Common Stock 464287481           5          97          Shared                        97
iShares S&P 500 Barra Growth           Common Stock 464287309          12         178          Shared                       178
iShares S&P Preferred Stock Index      Common Stock 464288687          80       2,250          Shared                     2,250
iShares Silver Trust                   Common Stock 46428Q109          91       3,375          Shared                     3,375
Jabil Circuit Inc.                     Common Stock 466313103          23       1,184          Shared                     1,184
Janus Capital Corp                     Common Stock 47102X105           3         467          Shared                       467
JDS Uniphase Corporation               Common Stock 46612J507          17       1,666          Shared                     1,666
John Hancock Preferred Income Fund     Common Stock 41013W108          42       1,975          Shared                     1,975
Johnson & Johnson                      Common Stock 478160104         143       2,185          Shared                     2,185
JP Morgan Chase & Co                   Common Stock 46625H100         118       3,534          Shared                     3,534
Kinder Morgan Energy Partners L.P.     Common Stock 494550106          63         738          Shared                       738
Kraft Foods Inc.                       Common Stock 50075N104         140       3,759          Shared                     3,759
Legg Mason Inc                         Common Stock 524901105          18         755          Shared                       755
Leggett & Platt Incorporated           Common Stock 524660107          24       1,046          Shared                     1,046
Lennar Corporation                     Common Stock 526057104          25       1,293          Shared                     1,293
Lexmark International Inc.             Common Stock 529771107          23         690          Shared                       690
Limited Brands Inc.                    Common Stock 532716107         100       2,475          Shared                     2,475
Linn Energy LLC                        Common Stock 536020100          11         288          Shared                       288
Live Nation Entertainment, Inc.        Common Stock 538034109                      28          Shared                        28
LSI Logic Corp                         Common Stock 502161102          24       4,035          Shared                     4,035
Magnachip Semiconductor Corp           Common Stock 55933J203           4         500          Shared                       500
Masco Corporation                      Common Stock 574599106          26       2,436          Shared                     2,436
Mattel                                 Common Stock 577081102          81       2,922          Shared                     2,922
MBIA Inc                               Common Stock 55262C100           2         169          Shared                       169
McDonalds Corporation                  Common Stock 580135101         247       2,464          Shared                     2,464
MeadWestvaco Corporation               Common Stock 583334107         259       8,648          Shared                     8,648
MEMC Electronic Materials              Common Stock 552715104           2         545          Shared                       545
Meredith Corp                          Common Stock 589433101          15         450          Shared                       450
MetroPCS Communications, Inc.          Common Stock 591708102          17       1,919          Shared                     1,919
MFS Charter Income Trust               Common Stock 552727109          75       8,220          Shared                     8,220
Molex Incorporated                     Common Stock 608554101          25       1,041          Shared                     1,041
Monster Worldwide, Inc                 Common Stock 611742107           2         253          Shared                       253
NASDAQ OMX Group Inc                   Common Stock 631103108          24         998          Shared                       998
Netflix Inc.                           Common Stock 64110L106           7          95          Shared                        95
Nextera Energy, Inc.                   Common Stock 65339F101         144       2,361          Shared                     2,361
Nisource                               Common Stock 65473P105         203       8,545          Shared                     8,545
Novellus Systems Inc.                  Common Stock 670008101          31         749          Shared                       749
NRG Energy Inc                         Common Stock 629377508          28       1,564          Shared                     1,564
Nuveen Multi Currency Short Term Govt
  Inc Fund                             Common Stock 67090N109          12       1,000          Shared                     1,000
Nuveen Ohio Dividend Advantage Muni
  Fund                                 Common Stock 67070R104          37       2,600          Shared                     2,600
ONEOK Partners L.P.                    Common Stock 68268N103          67       1,161          Shared                     1,161
Owens-Illinois Inc                     Common Stock 690768403          20       1,007          Shared                     1,007
Pan American Silver Corporation        Common Stock 697900108           5         250          Shared                       250
Patterson Companies Inc                Common Stock 703395103          23         778          Shared                       778
People's United Financial Inc          Common Stock 712704105          28       2,189          Shared                     2,189
Pepco Holdings, Inc.                   Common Stock 713291102          27       1,311          Shared                     1,311
Perkinelmer Inc                        Common Stock 714046109          19         943          Shared                       943
Pfizer Inc.                            Common Stock 717081103         115       5,299          Shared                     5,299
Philip Morris International Inc.       Common Stock 718172109         124       1,578          Shared                     1,578
Pinnacle West Capital                  Common Stock 723484101         141       2,935          Shared                     2,935
Pitney Bowes Inc                       Common Stock 724479100          24       1,272          Shared                     1,272
Pluristem Therapeutics, Inc.           Common Stock 72940R102           5       2,000          Shared                     2,000
PPG Industries Inc.                    Common Stock 693506107         166       1,989          Shared                     1,989
Prologis                               Common Stock 74340W103           6         223          Shared                       223
Pulte Homes Inc                        Common Stock 745867101          20       3,210          Shared                     3,210
QLogic Corporation                     Common Stock 747277101           8         503          Shared                       503
Quality Systems Inc.                   Common Stock 747582104          22         600          Shared                       600
Quanta Services, Inc.                  Common Stock 74762E102          26       1,208          Shared                     1,208
RadioShack Corporation                 Common Stock 750438103           3         317          Shared                       317
Rare Element Resources Ltd.            Common Stock 75381M102           3       1,000          Shared                     1,000
Robert Half International Inc.         Common Stock 770323103          22         775          Shared                       775
Rowan Companies Inc                    Common Stock 779382100          21         700          Shared                       700
RR Donnelley & Sons Co                 Common Stock 257867101          25       1,745          Shared                     1,745
Ryder System Inc                       Common Stock 783549108          25         476          Shared                       476
SAIC Inc                               Common Stock 78390X101          24       1,942          Shared                     1,942
SCANA Corp                             Common Stock 80589M102          37         815          Shared                       815
Scripps Networks Interactive           Common Stock 811065101          25         596          Shared                       596
Sealed Air Corp                        Common Stock 81211K100          16         943          Shared                       943
Sears Holdings Corp                    Common Stock 812350106          14         434          Shared                       434
Simpson Manufacturing Company          Common Stock 829073105           3         100          Shared                       100
Sinclair Broadcast Group Inc           Common Stock 829226109          17       1,500          Shared                     1,500
Snap-On Inc                            Common Stock 833034101          21         421          Shared                       421
SPDR Gold Trust                        Common Stock 78463V107         160       1,055          Shared                     1,055
Spectra Energy Corp                    Common Stock 847560109         182       5,927          Shared                     5,927
Sumitomo Osaka Cement Company          Common Stock #N/AN/A             2         700          Shared                       700
Sunoco Inc                             Common Stock 86764P109          25         604          Shared                       604
Supervalu Inc                          Common Stock 868536103          20       2,493          Shared                     2,493
Teco Energy Inc.                       Common Stock 872375100         154       8,063          Shared                     8,063
Tellabs Inc                            Common Stock 879664100           4         903          Shared                       903
Tenet Healthcare Corporation           Common Stock 88033G100          19       3,624          Shared                     3,624
Teradyne Inc.                          Common Stock 880770102          23       1,719          Shared                     1,719
Tesoro Corporation                     Common Stock 881609101          30       1,301          Shared                     1,301
The Chubb Corporation                  Common Stock 171232101         104       1,503          Shared                     1,503
The International Group of Companies
  Inc.                                 Common Stock 460690100          22       2,284          Shared                     2,284
The Travelers Companies Inc.           Common Stock 89417E109         181       3,061          Shared                     3,061
Tirex Corp                             Common Stock 88823T106           -      30,000          Shared                    30,000
Titanium Metals Corporation            Common Stock 888339207          21       1,401          Shared                     1,401
TJX Companies, Inc.                    Common Stock 872540109          23         350          Shared                       350
Torchmark Corp                         Common Stock 891027104          26         610          Shared                       610
Total System Services Inc.             Common Stock 891906109          30       1,556          Shared                     1,556
Tree.com Inc                           Common Stock 894675107                      03          Shared                         3
TripAdvisor, Inc.                      Common Stock 896945201          15         611          Shared                       611
Tyson Foods Inc.                       Common Stock 902494103          39       1,905          Shared                     1,905
United States Steel Corp               Common Stock 912909108           7         260          Shared                       260
Urban Outfitters Inc                   Common Stock 917047102          24         857          Shared                       857
Vanguard REIT                          Common Stock 922908553         145       2,505          Shared                     2,505
Verizon Communications Inc             Common Stock 92343V104         116       2,900          Shared                     2,900
VF Corporation                         Common Stock 918204108          13         100          Shared                       100
Visualant Inc.                         Common Stock 928449107                   1,500          Shared                     1,500
Washington Post                        Common Stock 939640108          16          43          Shared                        43
Whirlpool Corporation                  Common Stock 963320106           8         170          Shared                       170
Worthington Industries                 Common Stock 981811102          66       4,050          Shared                     4,050
Zions Bancorporation                   Common Stock 989701107          17       1,056          Shared                     1,056
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